Offerings	Dec. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Exzeo Group, Inc. 2021 Omnibus Incentive Plan
Amount Registered | shares	9,157,370
Proposed Maximum Offering Price per Unit	17.72
Maximum Aggregate Offering Price	$ 162,268,596.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,409.29
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's common stock, $0.001 par value per share (the "Common Stock") that become issuable under the the Exzeo Group, Inc. 2021 Omnibus Incentive Plan (the "2021 Omnibus Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. The total number of shares registered covers 9,157,370 shares of the Registrant's Common Stock, which are issuable pursuant to the 2021 Omnibus Plan. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $17.72, the average of the high and low price per share of the Registrant's common stock as reported on the New York Stock Exchange on December 5, 2025, which date is within five business days prior to filing this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Exzeo Group, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	4,963,919
Proposed Maximum Offering Price per Unit	17.72
Maximum Aggregate Offering Price	$ 87,960,644.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,147.37
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Exzeo Group, Inc. 2021 Equity Incentive Plan (the "2021 Incentive Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. The total number of shares registered covers 4,963,919 shares of the Registrant's Common Stock, which are issuable pursuant to the 2021 Incentive Plan. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $17.72, the average of the high and low price per share of the Registrant's common stock as reported on the New York Stock Exchange on December 5, 2025, which date is within five business days prior to filing this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Exzeo Group, Inc. 2025 Omnibus Incentive Plan
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	17.72
Maximum Aggregate Offering Price	$ 177,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,471.32
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Exzeo Group, Inc. 2025 Omnibus Incentive Plan (the "2025 Omnibus Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. The total number of shares registered covers 10,000,000 shares of the Registrant's Common Stock, which are issuable pursuant to the 2025 Omnibus Plan. The proposed maximum offering price per share is estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $17.72, the average of the high and low price per share of the Registrant's common stock as reported on the New York Stock Exchange on December 5, 2025, which date is within five business days prior to filing this Registration Statement.